Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property plant and equipment gross	$ 376,414	$ 390,943
Less: accumulated depreciation	(290,565)	(261,871)
Property plant and equipment net	85,849	129,072
Office equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Property plant and equipment gross	132,600	143,545
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Property plant and equipment gross	81,916	83,139
Software [Member]
Schedule of Property and Equipment [Line Items]
Property plant and equipment gross	$ 11,546	11,719
Finance lease right-of-use asset [Member]
Schedule of Property and Equipment [Line Items]
Useful life	4 years
Property plant and equipment gross	$ 150,352	$ 152,540
Minimum [Member] | Office equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Useful life	3 years
Minimum [Member] | Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Useful life	2 years
Minimum [Member] | Software [Member]
Schedule of Property and Equipment [Line Items]
Useful life	1 year
Maximum [Member] | Office equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Useful life	5 years
Maximum [Member] | Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Useful life	3 years
Maximum [Member] | Software [Member]
Schedule of Property and Equipment [Line Items]
Useful life	3 years